Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 224.8	$ 129.8
Equity securities	13.0	18.6
Amounts receivable (note 6)	53.4	37.2
Inventory (note 7)	271.2	234.2
Other current assets	23.6	16.2
Asset held for sale	0.0	5.0
Total Current Assets	586.0	441.0
Non-Current Assets
Mineral property, plant and equipment (note 8)	3,360.1	3,173.8
Deferred income taxes (note 12)	9.0	0.0
Other non-current assets (note 9)	46.1	59.4
Total Assets	4,001.2	3,674.2
Current Liabilities
Accounts payable and accrued liabilities (note 10)	195.0	172.7
Income taxes payable	40.3	0.7
Current portion of decommissioning liabilities (note 11)	12.6	8.5
Total Current Liabilities	247.9	181.9
Non-Current Liabilities
Deferred income taxes (note 12)	703.6	660.9
Decommissioning liabilities (note 11)	124.2	108.1
Other non-current liabilities	2.0	2.2
Total Liabilities	1,077.7	953.1
EQUITY
Share capital (note 13)	3,738.6	3,703.8
Contributed surplus	88.6	90.7
Accumulated other comprehensive loss	(26.9)	(24.8)
Deficit	(876.8)	(1,048.6)
Total Equity	2,923.5	2,721.1
Total Liabilities and Equity	$ 4,001.2	$ 3,674.2